UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 1999.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     January 31, 2000

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    30
Form 13F Information Table Value Total:    142,337,208

                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Cisco Systems                   17275R102     17,001  158,701  Sole  None
Sun Microsystems                866810104     14,070  181,696  Sole  None
Microsoft Corp.                 594918104     10,916   93,496  Sole  None
Costco Co., Inc.                22160Q102      8,948   98,056  Sole  None
Comcast Corp.           A       200300200      7,141  141,225  Sole  None
Watson Pharmaceut.              942683103      6,905  192,812  Sole  None
Johnson & Johnson               478160104      6,706   71,909  Sole  None
PepsiCo, Inc.                   713448108      6,395  181,420  Sole  None
Proctor & Gamble                742718109      6,203   56,620  Sole  None
Harley Davidson                 412822108      6,080   94,910  Sole  None
Berkshire Hathaway      B       084670207      5,898    3,223  Sole  None
MCI WorldCom                    55268B106      5,363  101,067  Sole  None
Int Bus Ma                      459200101      5,345   49,550  Sole  None
Federal Home Loan               313400301      5,228  111,090  Sole  None
Warner-Lambert                  934488107      5,174   63,147  Sole  None
Wells Fargo                     949746101      4,891  120,965  Sole  None
Berkshire Hathaway      A       084670108      3,871       69  Sole  None
Ethan Allen                     297602104      3,846  119,946  Sole  None
Tyco International              902124106      3,709   95,105  Sole  None
WA Mutual                       939322103      3,669  142,957  Sole  None
Ace Ltd.                        004644100      3,308  198,236  Sole  None
Terayon Com                     880775101        404    6,425  Sole  None
Gillette                        375766102        350    8,500  Sole  None
Shire Pharm.            ADR     82481R106        288    9,900  Sole  None
Level 3 Com                     52729N100        215    2,630  Sole  None
General Electric                369604103        213    1,374  Sole  None
Shire Pharm Gp                  000799803        129   13,000  Sole  None
I-Link, Inc.                    449927102         40   14,000  Sole  None
Microbest                       59500X108          2   13,506  Sole  None
TPA America, Inc.               872605100          0   15,000  Sole  None
